1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  -----

    Pre-Effective Amendment No.         ....................
                                --------                          -----

    Post-Effective Amendment No.  40    ....................        X
                                --------                          -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

    Amendment No.  41   ....................................        X
                 -------                                          -----

                            MONEY MARKET OBLIGATIONS TRUST
                  (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(i) on _________________ pursuant to paragraph (a)(i) _X 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:    Matthew G. Maloney, Esquire
              Dickstein Shapiro Morin & Oshinsky LLP
              2101 L Street, N.W.
              Washington, DC  20037




PROSPECTUS

TAX-FREE INSTRUMENTS TRUST

A Portfolio of Money Market Obligations Trust

INVESTMENT SHARES

A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of short-term tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

           CONTENTS

           Risk/Return Summary
           What are the Fund's Fees and Expenses?
           What are the Fund's Investment Strategies?
           What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
           What do Shares Cost?
           How is the Fund Sold?
           How to Purchase Shares
           How to Redeem and Exchange Shares
           Account and Share Information
           Who Manages the Fund?
           Financial Information












NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

August __, 2000



RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax exempt securities maturing in 13 months or less. At least 80% of the Fund's annual interest income will be exempt from federal income tax, including the alternative minimum tax for individuals and corporations. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Shares of Tax-Free Instruments Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust. On the date of the reorganization, ________, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Investment Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1 % up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 5.62%, 4.26%, 2.63%, 2.07%, 2.34%, 3.39%, 2.95%, 3.08%, 2.94% and 2.72%, respectively.

Historically, the Former Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Former Fund's Investment Shares total returns on a calendar year-end basis.

The Former Fund's Investment Shares were sold without a sales charge (load). The total returns displayed above are based upon NAV. The Former Fund's Investment Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 0.75%.

Within the period shown in the Chart, the Former Fund's Investment Shares highest quarterly return was 1.41% (quarter ended December 31, 1990). Its lowest quarterly return was 0.44% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

CALENDAR PERIOD   FUND
1 Year            2.72%
5 Years           3.02%
10 Years          3.20

The Former Fund's Investment Shares 7-Day Net Yield as of December 31, 1999, was 3.88%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?


TAX-FREE INSTRUMENTS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Investment Shares.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                   None

Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price or redemption
          proceeds, as applicable)                                         None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions) (as a percentage of offering price).        None

Redemption Fee (as a percentage of amount redeemed, if applicable)         None

Exchange Fee                                                               None

                ANNUAL FUND OPERATING EXPENSES (Before Waivers)1
                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fee 2                                     0.50%
Distribution (12b-1) Fee                             None
Shareholder Services Fee 3                           0.25%
Other Expenses                                       0.16%
Total Annual Fund Operating Expenses 4               0.91%


1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending March 31, 2001. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending March 31, 2001.

   Total Waiver of Fund Expenses                                      0.17%
   Total Actual Annual Fund Operating Expenses (after waivers).       0.74%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.43% for the fiscal year ending March 31, 2001.

3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Investment Shares (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending March 31, 2001.

4 For the fiscal year ended March 31, 2000, prior to the reorganization of Tax-Free Instruments Trust, the Former Fund, as a Portfolio of Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund's Investment Shares were 0.91% and 0.74%, respectively.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Investment Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Investment Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investment Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 YEAR      3 YEARS    5 YEARS       10 YEARS
  $93        $290        $504         $1,120


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality tax exempt securities maturing in 13 months or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

     The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

     The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the yields from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

     The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal regular income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


TAX EXEMPT SECURITIES

     Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

     Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

     Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

     The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

CREDIT RISKS

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

     A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

WHAT DO SHARES COST?

     You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value
(NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $500. The required minimum subsequent investment amount is $100.

     An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

     The Fund offers two share classes: Investment Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Investment Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

     The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o.....Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317 All requests must include:

o    Fund Name and Share Class, account number and account registration;

o    amount to be redeemed or exchanged;

o    signatures of all shareholders exactly as registered; and

o IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o     ensure that the account registrations are identical;

o     meet any minimum initial investment requirements; and

o     receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. To participate in this program, complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The checkwriting privilege may be modified or terminated at any time.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

[Financial Highlights will be filed by Amendment.]

28

TAX-FREE INSTRUMENTS TRUST

A Portfolio of Money Market Obligations Trust

INVESTMENT SHARES

A Statement of Additional Information (SAI) dated August __, 2000, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

INVESTMENT COMPANY ACT FILE NO. 811-5950
CUSIP 000000000

000000-00 (8/00)

PROSPECTUS

TAX-FREE INSTRUMENTS TRUST

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of short-term tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

               CONTENTS

               Risk/Return Summary
               What are the Fund's Fees and Expenses?
               What are the Fund's Investment Strategies?
               What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
               What do Shares Cost?
               How is the Fund Sold?
               How to Purchase Shares
               How to Redeem Shares
               Account and Share Information
               Who Manages the Fund?
               Financial Information









NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

august __, 2000



RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax exempt securities maturing in 13 months or less. At least 80% of the Fund's annual interest income will be exempt from federal income tax, including the alternative minimum tax for individuals and corporations. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Shares of Tax-Free Instruments Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust. On the date of the reorganization, ________, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Institutional Service Shares as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1 % up to 4%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: 2.49%, 3.55%, 3.11%, 3.23%, 3.10% and 2.87%, respectively.

Historically, the Former Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares were sold without a sales charge
(load). The total returns displayed above are based upon NAV. The Former Fund's Institutional Service Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 0.79%.

Within the period shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 0.93% (quarter ended June 30, 1995). Its lowest quarterly return was 0.48% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

CALENDAR PERIOD   FUND
1 Year            2.87%
5 Years           3.17%
Start of          3.02%
Performance1

1 The Former Fund's Institutional Service Shares start of performance date was October 15, 1993.

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999, was 4.03%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?


TAX-FREE INSTRUMENTS TRUST

FEES AND EXPENSES
                  ..................
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge
(Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price). None Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

                ANNUAL FUND OPERATING EXPENSES (Before Waivers)1
                  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee 2                                            0.50%
Distribution (12b-1) Fee                                    None
Shareholder Services Fee 3                                  0.25%
Other Expenses                                              0.16%
Total Annual Fund Operating Expenses 4                      0.91%

1 Although not contractually obligated to do so, the adviser and shareholder services provider expects to waive certain amounts during the fiscal year ending March 31, 2001. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending March 31, 2001.

   Total Waiver of Fund Expenses...............................       0.32%
   Total Actual Annual Fund Operating Expenses (after waivers).       0.59%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.43% for the fiscal year ending March 31, 2001.

3 The shareholder services provider expects to voluntarily waive the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending March 31, 2001.

4 For the fiscal year ended March 31,2000, prior to the reorganization of Tax-Free Instruments Trust, the Former Fund, as a Portfolio of Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waiver) for the Former Fund's Institutional Service Shares were 0.91% and 0.59%, respectively.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 YEAR      3 YEARS    5 YEARS     10 YEARS
  $93         $290       $504       $1,120

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality tax exempt securities maturing in 13 months or less. The average dollar-weighted maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the yields from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal regular income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or moreNRSROs or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

     The Fund offers two share classes: Investment Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

     The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions and fiduciaries, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o.....Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317 All requests must include:

o    Fund Name and Share Class, account number and account registration;

o    amount to be redeemed or exchanged;

o    signatures of all shareholders exactly as registered; and

o IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

[Financial Highlights will be filed by Amendment.]

33

TAX-FREE INSTRUMENTS TRUST

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SERVICE SHARES

A Statement of Additional Information (SAI) dated August __, 2000, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

INVESTMENT COMPANY ACT FILE NO. 811-5950
CUSIP 000000000

000000-00 (8/00)

PROSPECTUS

TAX-FREE INSTRUMENTS TRUST

A Portfolio of Money Market Obligations Trust

INVESTMENT SHARES

A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of short-term tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

               CONTENTS

               Risk/Return Summary
               What are the Fund's Fees and Expenses?
               What are the Fund's Investment Strategies?
               What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
               What do Shares Cost?
               How is the Fund Sold?
               How to Purchase Shares
               How to Redeem and Exchange Shares
               Account and Share Information
               Who Manages the Fund?
               Financial Information








NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

august __, 2000



RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax exempt securities maturing in 13 months or less. At least 80% of the Fund's annual interest income will be exempt from federal income tax, including the alternative minimum tax for individuals and corporations. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Shares of Tax-Free Instruments Trust (Former Fund) prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust. On the date of the reorganization, ________, 2000, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Former Fund's Investment Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1 % up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Former Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 5.62%, 4.26%, 2.63%, 2.07%, 2.34%, 3.39%, 2.95%, 3.08%, 2.94% and 2.72%, respectively.

Historically, the Former Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Former Fund's Investment Shares total returns on a calendar year-end basis.

The Former Fund's Investment Shares were sold without a sales charge (load). The total returns displayed above are based upon NAV. The Former Fund's Investment Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 0.75%.

Within the period shown in the Chart, the Former Fund's Investment Shares highest quarterly return was 1.41% (quarter ended December 31, 1990). Its lowest quarterly return was 0.44% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

CALENDAR PERIOD   FUND
1 Year            2.72%
5 Years           3.02%
10 Years          3.20

The Former Fund's Investment Shares 7-Day Net Yield as of December 31, 1999, was 3.88%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?


TAX-FREE INSTRUMENTS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Investment Shares.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price or redemption proceeds,
          as applicable)                                                   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions) (as a percentage of offering price).        None
Redemption Fee (as a percentage of amount redeemed, if applicable)         None
Exchange Fee                                                               None

                ANNUAL FUND OPERATING EXPENSES (Before Waivers)1
  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET
                                    ASSETS)

Management Fee 2                                    0.50%
Distribution (12b-1) Fee                            None
Shareholder Services Fee 3                          0.25%
Other Expenses                                      0.16%
Total Annual Fund Operating Expenses 4              0.91%


1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending March 31, 2001. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending March 31, 2001.

   Total Waiver of Fund Expenses...............................  0.17%
   Total Actual Annual Fund Operating Expenses (after waivers).  0.74%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.43% for the fiscal year ending March 31, 2001.

3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Fund's Investment Shares (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending March 31, 2001.

4 For the fiscal year ended March 31, 2000, prior to the reorganization of Tax-Free Instruments Trust, the Former Fund, as a Portfolio of Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) for the Former Fund's Investment Shares were 0.91% and 0.74%, respectively.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund's Investment Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Investment Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investment Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 YEAR      3 YEARS    5 YEARS       10 YEARS
   $93      $290         $504         $1,120


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund invests in a portfolio of high-quality tax exempt securities maturing in 13 months or less. The average dollar-weighted maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

     The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations.

     The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the yields from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

     The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal regular income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


TAX EXEMPT SECURITIES

     Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

     Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

     Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

     The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

CREDIT RISKS

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

WHAT DO SHARES COST?

     You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value
(NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $1,000. The required minimum subsequent investment amount is at least $1,000, except that there are no minimum requirements for those shareholders in Edward D. Jones & Co.'s Full Service Account (FSA) or who have signed an Automatic Collection and Reinvestment Service Agreement.

FULL SERVICE ACCOUNT

     As a shareholder, you may subscribe to FSA. This program provides a convenient method for investment by linking your Fund account and the Edward D. Jones & Co. Brokerage Account. As an FSA subscriber, you will have a free credit balance in the Brokerage Account and will automatically have this sum invested in your Fund account on a daily basis. FSA also permits daily, automatic redemption of Fund Shares to satisfy debit balances in the your Brokerage Accounts. At present, there is no fee for this service, but Edward D. Jones & Co. reserves the right to charge a fee in the future.



HOW IS THE FUND SOLD?

     The Fund offers two share classes: Investment Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Investment Shares. Each share class has different expenses, which affect their performance. Contact your Edward D. Jones & Co. investment professional for more information concerning the other class.

     The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

     You may purchase Shares by check or wire. Fund Shares purchased before 3:00 p.m. (Eastern time) earn dividends that day. Payment should be made in U.S. dollars and drawn on a U.S. bank.

     When payment is made by check, the order is considered received after the check is converted into federal funds by Edward D. Jones & Co. This is normally within two business days of receiving the check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund incurs. Checks originally payable to someone other than you or Edward
D. Jones & Co. (third-party checks) are not accepted.

When payment is made by wire with federal funds, the order is considered received immediately. The Fund reserves the right to reject any request to purchase Shares.

BY CHECK To purchase Shares by check:

o    sign the Automatic Collection and Reinvestment Service Agreement;1

o    complete and sign a checkwriting application;1

o    enclose a check for  $1,000 or more made  payable to Edward D. Jones & Co.;
     and

o send the check and any completed forms to your local Edward D. Jones & Co. office with instructions that it be invested in the Fund.

BY WIRE

     Shares may be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Fund Shares. Contact your Edward D. Jones & Co. investment professional before wiring any funds. You cannot purchase Shares by wire on holidays when wire transfers are restricted.


THROUGH AN EXCHANGE

     You may purchase Shares through an exchange of shares you own in certain funds advised and distributed by affiliates of Federated Investors, Inc. (Federated Funds). Or, you may purchase shares of certain Federated Funds by exchanging your Fund Shares. Sales charges may apply in purchasing some Federated Funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. Contact Edward D. Jones & Co. directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged.



1 THESE FORMS ARE AVAILABLE FROM YOUR EDWARD D. JONES & CO. INVESTMENT PROFESSIONAL. THEY ARE OPTIONAL BUT RECOMMENDED.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM AND EXCHANGE SHARES

     You may redeem or exchange Shares by submitting a request by telephone or by mail to your Edward D. Jones & Co. investment professional.


DIRECTLY FROM THE FUND

BY TELEPHONE

     You may redeem or exchange Shares by calling your Edward D. Jones & Co. investment professional.

     If you call before 3:00 p.m. (Eastern time), your redemption will be mailed to you the same day. You will not receive that day's dividend.

     If you call after 3:00 p.m. (Eastern time), you will receive that day's dividend and your redemption will be mailed to you the following business day.

BY MAIL

     You may redeem or exchange Shares by mailing a written request to Edward D. Jones & Co. Call your Edward D. Jones & Co. investment professional for specific instructions before redeeming by letter.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All written requests must include:

o Fund Name and Share Class, account number and account registration; o amount to be redeemed or exchanged; o signatures of all shareholders exactly as registered; and o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o     ensure that the account registrations are identical;

o     meet any minimum initial investment requirements; and

o     receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

CHECKWRITING

You may request checks to redeem your Fund Shares in amounts of $100 or more. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. You may not write checks to redeem Shares directly from Federated Shareholder Services Company or to close an account. The checkwriting privilege may be discontinued at any time. For further information, contact your Edward D. Jones & Co. investment professional.

ADDITIONAL CONDITIONS

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, you must maintain a $5,000 average monthly account balance in any month. Otherwise, you will be charged a $3.00 fee for that month. Checkwriting and FSA privileges will be deleted from accounts with a zero balance after 90 days. This policy does not currently apply to IRAs, Keoghs, other retirement accounts or accounts owned by associates of Edward D. Jones & Co., L.P. These types of accounts may be subject to the policy in the future.

TAX INFORMATION

Edward D. Jones & Co. sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

[Financial Highlights will be filed by Amendment.]


EDWARD JONES

Tax-Free Instruments Trust
A Portfolio of Money Market Obligations Trust

Prospectus

August __, 2000



Serving Individual Investors Since 1871



A Statement of Additional Information (SAI) dated August __, 2000, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Edward Jones
201 Progress Parkway

Maryland Heights, Missouri 63043
1-800-331-2451


EDWARD JONES

INVESTMENT COMPANY ACT FILE NO. 811-5950
CUSIP 000000000

000000-00 (8/00)

STATEMENT OF ADDITIONAL INFORMATION

TAX-FREE INSTRUMENTS TRUST

A Portfolio of Money Market Obligations Trust

INVESTMENT SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Tax-Free Instruments Trust (Fund), dated August __, 2000. Obtain the prospectuses without charge by calling 1-800-341-7400.

august __, 2000






                          CONTENTS
                          How is the Fund Organized?
                          Securities in Which the Fund Invests
                          What do Shares Cost?
                          How is the Fund Sold?
                          Exchanging Securities for Shares
                          Subaccounting Services
                          Redemption in Kind
                          Massachusetts Partnership Law
                          Account and Share Information
                          Tax Information
                          Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                          Who is Federated Investors, Inc.?
                          Financial Information
                          Investment Ratings
                          Addresses
CUSIP 000000000

00000000 (8/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on [Date]. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

 The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Investment Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   GENERAL OBLIGATION BONDS

   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   SPECIAL REVENUE BONDS

   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

   PRIVATE ACTIVITY BONDS

   Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

   The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of municipal leases.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting transaction or terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

   TREASURY SECURITIES

   Treasury securities are direct obligations of the federal government of the United States.

   AGENCY SECURITIES

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

   BANK INSTRUMENTS

   Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

   CORPORATE DEBT SECURITIES

   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

   COMMERCIAL PAPER

   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

   REPURCHASE AGREEMENTS

   Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   REVERSE REPURCHASE AGREEMENTS

   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS

The municipal securities in which the Fund invests must be rated in the two highest short-term rating categories or long-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT POLICY

As a fundamental investment policy, under normal market circumstances, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax.

INVESTMENT LIMITATIONS

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued and delayed delivery transactions.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

UNDERWRITING SECURITIES

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may concentrate its investments in short-term tax exempt securities which are guaranteed by the U.S. government, regardless of the location of the issuing municipality. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940 (1940 ACT). THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis. The Distributor pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of the Distributor) and of sending prospectuses to existing shareholders. In the SAI section "Fees Paid by the Fund for Services," there is disclosed, as applicable, the underwriting commissions the Distributor received in connection with the offering of the Fund's shaers, the net underwriting discounts and commissions the Distributor retained after allowances to investment professionals, and the amounts the Distributor received in connection with redemptions or repurchases of shares for the last three fiscal years of the Fund. The Distributor may be entitled to reimbursement under the Rule 12b-1 Plan, as discussed below. Except as noted, the Distributor received no other compensation from the Fund for acting as underwriter.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 41 funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of ______, 2000, the Fund's Board and Officers as a group owned _____ of the Fund's outstanding Investment Shares and Institutional Service Shares.



NAME                                                            AGGREGATE    TOTAL
BIRTH DATE                                                      COMPENSATION COMPENSATION
ADDRESS               PRINCIPAL OCCUPATIONS                     FROM FUND    FROM FUND AND
POSITION WITH FUND    FOR PAST FIVE YEARS                                    FUND COMPLEX

---------------------

JOHN F. DONAHUE*+#    Chief Executive Officer and Director      $0           $0 for the
Birth Date: July      or Trustee of the Federated Fund                       Fund and 43
28, 1924              Complex; Chairman and Director,                        other
Federated Investors   Federated Investors, Inc.; Chairman,                   investment
Tower                 Federated Investment Management                        companies in
1001 Liberty Avenue   Company, Federated Global Investment                   the
Pittsburgh, PA        Management Corp. and Passport                          Fund Complex
CHAIRMAN and TRUSTEE  Research, Ltd. ; formerly: Trustee,
                      Federated Investment Management
                      Company and Chairman and Director,
                      Federated Investment Counseling.
---------------------

THOMAS G. BIGLEY      Director or Trustee of the Federated      $2,285.33    $116,760.63 for
Birth Date:           Fund Complex; Director, Member of                      the
February 3, 1934      Executive Committee, Children's                        Fund
15 Old Timber Trail   Hospital of Pittsburgh; Director,                      and 43 other
Pittsburgh, PA        Robroy Industries, Inc. (coated steel                  investment
TRUSTEE               conduits/computer storage equipment);                  companies in
                      formerly: Senior Partner, Ernst &                      the
                      Young LLP; Director, MED 3000 Group,                   Fund Complex
                      Inc. (physician practice management);
                      Director, Member of Executive

                      Committee, University of Pittsburgh.

---------------------

JOHN T. CONROY, JR.   Director or Trustee of the Federated      $2,451.63    $128,455.37 for
Birth Date: June      Fund Complex; President, Investment                    the
23, 1937              Properties Corporation; Senior Vice                    Fund
Grubb &               President, John R. Wood and                            and 43 other
Ellis/Investment      Associates, Inc., Realtors; Partner or                 investment
Properties            Trustee in private real estate                         companies in
Corporation           ventures in Southwest Florida;                         the
3201 Tamiami Trail    formerly: President, Naples Property                   Fund Complex
North                 Management, Inc. and Northgate Village
Naples, FL            Development Corporation.
TRUSTEE

---------------------

NICHOLAS P.           Director or Trustee of the Federated      $0           $73,191.21 for
CONSTANTAKIS          Fund Complex; Director, Michael Baker                  the
Birth Date:           Corporation (engineering,                              Fund
September 3, 1939     construction, operations and technical                 and 37 other
175 Woodshire Drive   services); formerly: Partner, Andersen                 investment
Pittsburgh, PA        Worldwide SC.                                          companies in
TRUSTEE                                                                      the
                                                                             Fund Complex

---------------------

JOHN F. CUNNINGHAM    Director or Trustee of some of the        $0           $93,190.48 for
Birth Date: March     Federated Fund Complex; Chairman,                      the
5, 1943               President and Chief Executive Officer,                 Fund
353 El Brillo Way     Cunningham & Co., Inc. (strategic                      and 37 other
Palm Beach, FL        business consulting); Trustee                          investment
TRUSTEE               Associate, Boston College; Director,                   companies in
                      Iperia Corp.                                           the
                      (communications/software); formerly:                   Fund Complex
                      Director, Redgate Communications and EMC Corporation
                      (computer storage systems).

                      Previous Positions: Chairman of the
                      Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.
---------------------

LAWRENCE D. ELLIS,    Director or Trustee of the Federated      $2,228.44    $116,760.63 for
M.D.*                 Fund Complex; Professor of Medicine,                   the
Birth Date: October   University of Pittsburgh; Medical                      Fund
11, 1932              Director, University of Pittsburgh                     and 43 other
3471 Fifth Avenue     Medical Center - Downtown;                             investment
Suite 1111            Hematologist, Oncologist and                           companies in
Pittsburgh, PA        Internist, University of Pittsburgh                    the
TRUSTEE               Medical Center; Member, National Board                 Fund Complex
                      of Trustees, Leukemia Society of
                      America.

---------------------

PETER E. MADDEN       Director or Trustee of the Federated      $2,042.40    $109,153.60 for
Birth Date: March     Fund Complex; formerly:                                the
16, 1942              Representative, Commonwealth of                        Fund
One Royal Palm Way    Massachusetts General Court;                           and 43 other
100 Royal Palm Way    President, State Street Bank and Trust                 investment
Palm Beach, FL        Company and State Street Corporation.                  companies in
TRUSTEE                                                                      the
                      Previous Positions: Director, VISA USA                 Fund Complex
                      and VISA International; Chairman and
                      Director, Massachusetts Bankers
                      Association; Director, Depository
                      Trust Corporation; Director, The
                      Boston Stock Exchange.
---------------------

CHARLES F.            Director or Trustee of some of the        $2,398.17    $102,573.91 for
MANSFIELD, JR.        Federated Fund Complex; Executive Vice                 the
Birth Date: April     President, Legal and External Affairs,                 Fund
10, 1945              Dugan Valva Contess, Inc. (marketing,                  and 40 other
80 South Road         communications, technology and                         investment
Westhampton Beach,    consulting); formerly: Management                      companies in
NY                    Consultant.                                            the
                                                                             Fund Complex

TRUSTEE               Previous Positions: Chief Executive
                      Officer, PBTC International Bank;
                      Partner, Arthur Young & Company (now
                      Ernst & Young LLP); Chief Financial
                      Officer of Retail Banking Sector,
                      Chase Manhattan Bank; Senior Vice
                      President, Marine Midland Bank; Vice
                      President, Citibank; Assistant
                      Professor of Banking and Finance,
                      Frank G. Zarb School of Business,
                      Hofstra University.
---------------------

JOHN E. MURRAY,       Director or Trustee of the Federated      $2,394.74    $128,455.37 for
JR., J.D., S.J.D.#    Fund Complex; President, Law                           the
Birth Date:           Professor, Duquesne University;                        Fund
December 20, 1932     Consulting Partner, Mollica & Murray;                  and 43 other
President, Duquesne   Director, Michael Baker Corp.                          investment
University            (engineering, construction, operations                 companies in
Pittsburgh, PA        and technical services).                               the
TRUSTEE                                                                      Fund Complex
                     Previous Positions: Dean and Professor

                      of Law, University of Pittsburgh

                      School of Law; Dean and Professor of

                      Law, Villanova University School of
                      Law.

---------------------

MARJORIE P. SMUTS     Director or Trustee of the Federated      $2,228.44    $116,760.63 for
Birth Date: June      Fund Complex; Public                                   the
21, 1935              Relations/Marketing/Conference                         Fund
4905 Bayard Street    Planning.                                              and 43 other
Pittsburgh, PA                                                               investment
TRUSTEE               Previous Positions: National                           companies in
                      Spokesperson, Aluminum Company of the America; television
                      producer; business Fund Complex owner.

---------------------

JOHN S. WALSH         Director or Trustee of some of the        $2,228.44    $94,536.85 for
Birth Date:           Federated Fund Complex; President and                  the
November 28, 1957     Director, Heat Wagon, Inc.                             Fund
2007 Sherwood Drive   (manufacturer of construction                          and 39 other
Valparaiso, IN        temporary heaters); President and                      investment
TRUSTEE               Director, Manufacturers Products, Inc.                 companies in
                      (distributor of portable construction                  the
                      heaters); President, Portable Heater                   Fund Complex
                      Parts, a division of Manufacturers
                      Products, Inc.; Director, Walsh &
                      Kelly, Inc. (heavy highway
                      contractor); formerly: Vice President,
                      Walsh & Kelly, Inc.
---------------------

GLEN R. JOHNSON       President of some of the Funds in the     $0           $0 for the
Birth Date: May 2,    Federated Fund Complex; Staff member,                  Fund
1929                  Federated Securities Corp.; formerly:                  and 21 other
Federated Investors   Trustee or Director of some of the                     investment
Tower                 Funds in the Federated Fund Complex;                   companies in
1001 Liberty Avenue                                                          the
Pittsburgh, PA                                                               Fund Complex
PRESIDENT

---------------------

J. CHRISTOPHER        President or Executive Vice President     $0           $0 for the
DONAHUE+*             of the Federated Fund Complex;                         Fund
 Birth Date: April    Director or Trustee of some of the                     and 30 other
11, 1949              Funds in the Federated Fund Complex;                   investment
Federated Investors   President, Chief Executive Officer and                 companies in
Tower                 Director, Federated Investors, Inc.;                   the
1001 Liberty Avenue   President, Chief Executive Officer and                 Fund Complex
Pittsburgh, PA        Trustee, Federated Investment
EXECUTIVE VICE        Management Company; Trustee, Federated
PRESIDENT and         Investment Counseling; President,
TRUSTEE               Chief Executive Officer  and Director,
                     Federated Global Investment Management

                      Corp.; President and Chief Executive
                      Officer, Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director, Federated
                      Services Company; formerly: President,
                      Federated Investment Counseling.
---------------------

EDWARD C. GONZALES    President, Executive Vice President       $0           $0 for the
Birth Date: October   and Treasurer of some of the Funds in                  Fund
22, 1930              the Federated Fund Complex; Vice                       and 42 other
Federated Investors   Chairman, Federated Investors, Inc.;                   investment
Tower                 Trustee, Federated Administrative                      companies in
1001 Liberty Avenue   Services;     formerly: Trustee or                     the
Pittsburgh, PA        Director of some of the Funds in the                   Fund Complex
EXECUTIVE VICE        Federated Fund Complex; CEO and
PRESIDENT             Chairman, Federated Administrative
                      Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.
---------------------

JOHN W. MCGONIGLE     Executive Vice President and Secretary    $0           $0 for the
Birth Date: October   of the Federated Fund Complex;                         Fund
26, 1938              Executive Vice President, Secretary                    and 43 other
Federated Investors   and Director, Federated Investors,                     investment
Tower                 Inc.; formerly: Trustee, Federated                     companies in
1001 Liberty Avenue   Investment Management Company and                      the
Pittsburgh, PA        Federated Investment Counseling;                       Fund Complex
EXECUTIVE VICE        Director, Federated Global Investment
PRESIDENT             Management Corp., Federated Services
                     Company and Federated Securities Corp.

---------------------

RICHARD J. THOMAS     Treasurer of the Federated Fund           $0           $0 for the
Birth Date: June      Complex; Senior Vice President,                        Fund
17, 1954              Federated Administrative Services;                     and 43 other
Federated Investors   formerly: Vice President, Federated                    investment
Tower                 Administrative Services; held various                  companies in
1001 Liberty Avenue   management positions within Funds                      the
Pittsburgh, PA        Financial Services Division of                         Fund Complex
TREASURER             Federated Investors, Inc.
---------------------

RICHARD B. FISHER     President or Vice President of some of    $0           $0 for the
Birth Date: May 17,   the Funds in the Federated Fund                        Fund
1923                  Complex; Vice Chairman, Federated                      and 41 other
Federated Investors   Investors, Inc.; Chairman, Federated                   investment
Tower                 Securities Corp.; formerly: Director                   companies in
1001 Liberty Avenue   or Trustee of some of the Funds in the                 the
Pittsburgh, PA        Federated Fund Complex,; Executive                     Fund Complex
VICE PRESIDENT        Vice President, Federated Investors,
                      Inc. and Director and Chief Executive
                      Officer, Federated Securities Corp.
---------------------

WILLIAM D. DAWSON,    Chief Investment Officer of this Fund     $0           $0 for the
III                   and various other Funds in the                         Fund
Birth Date: March     Federated Fund Complex; Executive Vice                 and 27 other
3, 1949               President, Federated Investment                        investment
Federated Investors   Counseling, Federated Global                           companies in
Tower                 Investment Management Corp., Federated                 the
1001 Liberty Avenue   Investment Management Company and                      Fund Complex
Pittsburgh, PA        Passport Research, Ltd.; Director,
CHIEF INVESTMENT      Federated Global Investment Management
OFFICER               Corp. and Federated Investment

                      Management Company; Registered
                      Representative, Federated Securities
                      Corp.; Portfolio Manager, Federated
                      Administrative Services; Vice
                      President, Federated Investors, Inc.;
                      formerly: Executive Vice President and
                      Senior Vice President, Federated
                      Investment Counseling Institutional
                      Portfolio Management Services
                      Division; Senior Vice President,
                      Federated Investment Management
                      Company and Passport Research, Ltd.

JEFF A. KOZEMCHAK     Jeff A. Kozemchak has been the Fund's     $0           $0 for the
Birth Date: January   Portfolio Manager since September                      Fund
15, 1960              1991. He is Vice President of the                      and 2 other
Federated Investors   Fund.  Mr. Kozemchak joined Federated                  investment
Tower                 in 1987 and has been a Senior                          companies in
1001 Liberty Avenue   Portfolio Manager since 1996 and a                     the
Pittsburgh, PA        Senior Vice President of the Fund's                    Fund Complex
VICE PRESIDENT        Adviser since 1999. He was a Portfolio
                      Manager until 1996 and a Vice
                      President of the Fund's Adviser from
                      1993 to 1998. Mr. Kozemchak is a
                      Chartered Financial Analyst and
                      received his M.S. in Industrial
                      Administration from Carnegie Mellon
                      University in 1987.


     * AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE1940 ACT. # A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS.

     +MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT AND TRUSTEE OF THE FUND.

     ++Messrs. Constantakis and Cunningham became members of the Board of Trustees on July 1, 2000. They did not receive any fees as of the fiscal year end of the Fund.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

                          AVERAGE AGGREGATE DAILY

MAXIMUM                   NET ASSETS OF THE
ADMINISTRATIVE FEE        FEDERATED FUNDS
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED MARCH                2000                1999            1998
31,
Advisory Fee Earned               $9,865,133          $9,674,880      $9,015,069
Advisory Fee Reduction            $1,384,799          $1,082,563      $1,109,430
Administrative Fee                $1,487,002          $1,458,972      $1,361,111
Shareholder Services Fee
  Investment Shares               $4,304,362          $2,491,670              --
  Institutional Service             $628,204                   0              --
  Shares

For the Fiscal years ended March 31, 2000, 1999 and 1998, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on _____, 2000.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year, ten-year or Start of Performance periods ended March 31, 2000.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended March 31, 2000.

Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on _______, 2000.

-----------------

                     7-DAY PERIOD     1 Year    5 Years  10
                                                         Years

-----------------
INVESTMENT
SHARES

-----------------
Total Return         NA               2.89%     3.01%    3.14%
-----------------
Yield                3.20%            NA        NA       NA
-----------------
Effective Yield      3.25%            NA        NA       NA
-----------------
Tax-Equivalent       5.30%            NA        NA       NA
Yield
--------------------------------------------------------------------


                                                           Start of

                       7-DAY PERIOD     1 Year   5 Years   Performance on
                                                           October 15, 1993
-------------------
INSTITUTIONAL
SERVICE SHARES

-------------------
Total Return           NA               3.04%    3.16%     3.03%
-------------------
Yield                  3.35%            NA       NA        NA
-------------------
Effective Yield        3.41%            NA       NA        NA
-------------------
Tax-Equivalent         5.55%            NA       NA        NA
Yield
------------------------------------------------------------------------------



TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

     The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

     Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAXABLE YIELD EQUIVALENT FOR 2000 MULTISTATE MUNICIPAL FUND

FEDERAL INCOME TAX         15.00%      28.00%      31.00%      36.00%     39.60%
BRACKET:
Joint Return              $1-43,85$43,851-105,$105,951-161,$161,451-288Over
                                                                         288,350

Single Return             $1-26,25$26,251-63,5$63,551-132,6$132,601-288Over
                                                                         288,350

TAX EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

1.00%                       1.18%       1.39%       1.45%       1.56%      1.66%
1.50%                       1.76%       2.08%       2.17%       2.34%      2.48%
2.00%                       2.35%       2.78%       2.90%       3.13%      3.31%
2.50%                       2.94%       3.47%       3.62%       3.91%      4.14%
3.00%                       3.53%       4.17%       4.35%       4.69%      4.97%
3.50%                       4.12%       4.86%       5.07%       5.47%      5.79%
4.00%                       4.71%       5.56%       5.80%       6.25%      6.62%
4.50%                       5.29%       6.25%       6.52%       7.03%      7.45%
5.00%                       5.88%       6.94%       7.25%       7.81%      8.28%
5.50%                       6.47%       7.64%       7.97%       8.59%      9.11%
6.00%                       7.06%       8.33%       8.70%       9.38%      9.93%
6.50%                       7.65%       9.03%       9.42%      10.16%     10.76%
7.00%                       8.24%       9.72%      10.14%      10.94%     11.59%
7.50%                       8.82%      10.42%      10.87%      11.72%     12.42%
8.00%                       9.41%      11.11%      11.59%      12.50%     13.25%
8.50%                      10.00%      11.81%      12.32%      13.28%     14.07%
9.00%                      10.59%      12.50%      13.04%      14.06%     14.90%

NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

     Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/DONOGHUE'S MONEY FUND REPORT

     IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and12-month-to-date investment results for the same money funds.

MONEY

     MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

     In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

     In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

     In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

     In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

     Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended March 31, 2000 are incorporated herein by reference to the Annual Report to Shareholders of Tax-Free Instruments Trust dated March 31, 2000.

INVESTMENT RATINGS

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

     A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

     SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

     SP-2--Satisfactory capacity to pay principal and interest.

     VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

     AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

     MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

     MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

     P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

     AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

     NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

     NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

     NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

TAX-FREE INSTRUMENTS TRUST

Investment Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779


CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT PUBLIC ACCOUNTANTS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.

Item 23     EXHIBITS:


(a)  (i)     Conformed copy of Declaration of Trust of the Registrant; (12)
    (ii)     Conformed copy of Amendment No. 1 to the
             Declaration of Trust of the Registrant; (12)
   (iii)     Conformed copy of Amendment No. 2 to the Declaration of
             Trust of the Registrant; (17)
    (iv)     Conformed copy of Amendment No. 3 to the
             Declaration of Trust of the Registrant; (17)
     (v)     Conformed copy of Amendment No. 4 to the
             Declaration of Trust of the Registrant; (17)
    (vi)     Conformed copy of Amendment No. 5 to the
             Declaration of Trust of the Registrant; (17)
   (vii)     Conformed copy of Amendment No. 6 to the Declaration of
             Trust of the Registrant; (17)
  (viii)     Conformed copy of Amendment No. 8 to the Declaration of
             Trust of the Registrant; (10)
    (ix)     Conformed copy of Amendment No. 9 to the
             Declaration of Trust of the Registrant; (15)
     (x)     Conformed copy of Amendment No. 10 to the
             Declaration of Trust of the Registrant; (16)
    (xi)     Conformed copy of Amendment No. 11 to the
             Declaration of Trust of the Registrant; (21)
   (xii)     Conformed copy of Amendment No. 12 to the Declaration
             of Trust of the Registrant; (21)
  (xiii)     Conformed copy of Amendment No. 13 to the
             Declaration of Trust of the Registrant; (23)
   (xiv)     Declaration of Trust of the Registrant; (23)
    (xv)     Conformed copy of Amendment No. 14 to the
             Declaration of Trust of the Registrant; (26)

(b)  (i)     Copy of By-Laws of the Registrant; (12)
    (ii)     Copy of Amendment No. 1 to By-Laws of the Registrant; (17)
   (iii)     Copy of Amendment No. 2 to By-Laws of the Registrant; (17)
    (iv)     Copy of Amendment No. 3 to By-Laws of the Registrant; (17)
     (v)     Copy of Amendment No. 4 to By-Laws of the Registrant; (17)

(c)  See Appendix.
-----------------------------------------------------------------------------
+     All exhibits filed electronically.


(d)  (i)     Conformed copy of Investment Advisory Contract
             of the Registrant; (12)
     (ii)    Conformed copy of Exhibit A to the Investment
             Advisory Contract of the Registrant; (12)
     (iii)   Conformed copy of Exhibit B to the Investment Advisory
             Contract of the Registrant; (12)
     (iv)    Conformed copy of Exhibit D to the Investment
             Advisory Contract of the Registrant; (12)
     (v)     Conformed copy of Exhibit E to the Investment
             Advisory Contract of the Registrant; (12)
     (vi)    Conformed copy of Exhibit G to the Investment
             Advisory Contract of the Registrant; (12)
     (vii)   Conformed copy of Exhibit H to the Investment Advisory
             Contract of the Registrant; (21)
     (viii)  Conformed copy of Exhibit I to the Investment Advisory
             Contract of the Registrant; (21)
     (ix)    Conformed copy of Exhibit J to the Investment
             Advisory Contract of the Registrant; (21)
     (x)     Conformed copy of Exhibit K to the Investment
             Advisory Contract of the Registrant; (21)
     (xi)    Conformed copy of Exhibit L to the Investment
             Advisory Contract of the Registrant; (21)
     (xii)   Conformed copy of Exhibit M to the Investment Advisory
             Contract of the Registrant; (21)
     (xiii)  Conformed copy of Exhibit N to the Investment Advisory
             Contract of the Registrant; (21)
     (xiv)   Conformed copy of Exhibit O to the Investment Advisory
             Contract of the Registrant; (21)
     (xv)    Conformed copy of Exhibit P to the Investment
             Advisory Contract of the Registrant; (21)
     (xvi)   Conformed copy of Exhibit Q to the Investment Advisory
             Contract of the Registrant; (21)
     (xvii)  Conformed copy of Exhibit R to the Investment Advisory
             Contract of the Registrant; (21)
     (xviii) Conformed copy of Exhibit S to the Investment Advisory
             Contract of the Registrant; (23)

(e)  (i)     Conformed copy of Distributor's Contract  of the Registrant; (7)
     (ii)    Conformed copy of Exhibit A to the Distributor's Contract of the
             Registrant; (21)
     (iii)   Conformed copy of Exhibit C to the Distributor's Contract
             of the Registrant; (21)

     (iv)    Conformed copy of Exhibit D to the Distributor's
             Contract of the Registrant; (15)

(v)     Conformed copy of Exhibit F to the  Distributor's
        Contract of the Registrant; (16)

(vi) Conformed copy of Exhibit G to the Distributor's Contract of the Registrant; (21)

(vii) Conformed copy of Exhibit H to the Distributor's Contract of the Registrant; (21)

(viii) Conformed copy of Exhibit I to the Distributor's Contract of the Registrant; (21)

(ix) Conformed copy of Exhibit J to the Distributor's Contract of the Registrant; (23)

(x) Conformed copy of Distributor's Contract of the Registrant (Liberty U.S. Government Money Market Trust - Class B Shares); (23)

(xi)    The Registrant hereby incorporates the
        conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
        Service Agreement; and Plan Trustee/ Mutual Funds Service
        Agreement from Item 24(b)(6) of the Cash Trust Series II
        Registration Statement on Form N-1A filed with the Commission on July 24, 1995.
        (File Nos. 33-38550 and 811-6269).

(f)          Not applicable;
(g)   (i)    Conformed copy of Custodian Agreement of the Registrant; (8)
      (ii)   Conformed copy of Custodian Fee Schedule; (17)

(h)   (i)    Conformed copy of Amended and Restated Agreement
             for Fund Accounting Services, Administrative Services,
             Transfer Agency Services and Custody Services Procurement; (21)
      (ii)   Conformed copy of Amended and Restated
             Shareholder Services Agreement of the Registrant; (21)
      (iii)  Conformed copy of Principal Shareholder
             Services Agreement (Liberty U.S. Government Money Market
             Trust - Class B Shares); (23)
      (iv)   Conformed copy of Shareholder Services
             Agreement (Liberty U.S. Government Money Market Trust - Class
             B Shares); (23)
      (v)    Conformed copy of Shareholder Services
             Agreement (Massachusetts Municipal Cash Trust - Boston 1784
             Fund Shares); (24)
      (vi)   The responses described in Item 23(e)(xi) are
             hereby incorporated by reference.
      (vii)  The Registrant hereby incorporates by reference
             the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item
             24(b)(9)(iii) of the Federated GNMA Trust Registration
             Statement on Form N-1A, filed with the Commission on March
             25, 1996 (File Nos. 2-75670 and 811-3375).

(i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12) (j) (i)
    Conformed copy of Consent of Arthur Andersen LLP for:

(a)     Automated Cash Management Trust; (22)
(b)     Government  Obligations Fund; (23)
(c)     Government Obligations Tax-Managed Fund; (23)
(d)     Prime Obligations Fund; (23)
(e)     Tax-Free Obligations Fund; (23)
(f)     Treasury Obligations Fund; (23)

(ii) Conformed copy of Consent of Ernst & Young LLP  for:
(a)     Automated Government Cash Reserves; (21)
(b)     Automated Treasury Cash Reserves; (21)
(c)     Municipal Obligations Fund; (23)
(d)     Prime Cash Obligations Fund; (23)
(e)     Prime Value Obligations Fund; (23)
(f)     U.S. Treasury Cash Reserves; (21)
(g)     Trust for U.S. Treasury Obligations; (22)
(h)     All state specific municipal portfolios of Money Market
        Obligations Trust, formerly, Federated Municipal Trust; (25)
(i)     Federated Short-Term U.S. Government Trust; (26)
(j)     Money Market Management; (26)

(iii)   Conformed copy of Consent of Deloitte & Touche  LLP for:
(a)     Automated Government Money Trust; (22)
(b)     Liquid Cash Trust; (20)
(c)     Money Market Trust; (25)
(d)     Federated Master Trust; (25)
(e)     Federated Tax-Free Trust; (25)
(f)     Trust for Government Cash Reserves (25);
(g)     Trust for Short-Term U.S. Government Obligations. (25)
(k)     Not applicable;
(l)     Conformed copy of Initial Capital Understanding; (12)

(m)   (i)   Conformed copy of Distribution Plan of the
            Registrant; (16)
(ii)        Conformed copy of Exhibit A to the Distribution
            Plan of the Registrant; (16)

(iii)       Conformed copy of Exhibit B to the Distribution
            Plan of the Registrant; (21)

(iv) The responses described in Item 23(e)(xi) are hereby incorporated by reference.

(n)         The Registrant hereby incorporates the
            conformed copy of the specimen Multiple   Class Plan from
            Item 24(b)(18) of the   World Investment Series, Inc.
            Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141).

(o)   (i)   Conformed copy of Power of Attorney of the
            Registrant; (23)

(ii)        Conformed copy of Power of Attorney of
            Chief Investment Officer of the Registrant;
                        (23)

(iii)       Conformed copy of Power of Attorney of
            Treasurer of the Registrant; (18)

(iv) Conformed copy of Power of Attorney of Trustee of the Registrant; (23)

(v) Conformed copy of Power of Attorney of Trustee of the Registrant; (23)

(vi) Conformed copy of Power of Attorney of Trustee of the Registrant; (23)

(vii)       Copy of Power of Attorney of Trustee of
            Trustee of the Registrant; (26)

(p)         Copy of Code of Ethics for Access
            Persons. (26)

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:
         -----------------------------------------------------------

                                      None

Item 25. INDEMNIFICATION:  (1)
         ---------------



1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 21, 1995. (File Nos. 33-31602 and 811-5950)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed May 25, 1999. (File Nos. 33-31602 and 811-5950)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed September 28, 1999. (File Nos. 33-31602 and 811-5950)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950)

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 17, 1999. (File Nos. 33-31602 and 811-5950)

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed January 28, 2000. (file Nos. 33-31602 and 811-5950)

26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed February 25, 2000. (file Nos. 33-31602 and 811-5950)


Item 26.  Business and Other Connections of Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund? in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

The remaining Officers of the investment adviser are:

Executive Vice Presidents:    William D. Dawson, III
                                Henry A. Frantzen

                                J. Thomas Madden

Senior Vice Presidents:       Joseph M. Balestrino
                                    David A. Briggs
                                    Jonathan C. Conley
                                    Deborah A. Cunningham
                                    Michael P. Donnelly
                                    Linda A. Duessel
                                    Mark E. Durbiano
                                    James E. Grefenstette
                                    Jeffrey A. Kozemchak
                                    Sandra L. McInerney
                                    Susan M. Nason
                                    Mary Jo Ochson
                                    Robert J. Ostrowski
                                    Bernard A. Picchi
                                    Peter Vutz

Vice Presidents:              Todd A. Abraham
                                    J. Scott Albrecht
                                    Arthur J. Barry
                                    Randall S. Bauer
                                    G. Andrew Bonnewell
                                    Micheal W. Casey
                                    Robert E. Cauley
                                    Alexandre de Bethmann
                                    Anthony Delserone, Jr.
                                    Donald T. Ellenberger
                                    Eamonn G. Folan
                                    Kathleen M. Foody-Malus
                                    Thomas M. Franks
                                    Marc Halperin

                                 John W. Harris

                                Patricia L. Heagy

                                  Susan R. Hill

                                    William R. Jamison
                                    Constantine J. Kartsonas
                                    Robert M. Kowit
                                    Richard J. Lazarchic
                                    Steven J. Lehman
                                    Marian R. Marinack
                                    Christopher Matyszewski
                                    William M. Painter
                                    Jeffrey A. Petro


                                 Keith J. Sabol

                                  Frank Semack

                                    Aash M. Shah
                                    Michael W. Sirianni, Jr.
                                    Christopher Smith
                                    Edward J. Tiedge
                                    Leonardo A. Vila
                                    Paige M. Wilhelm
                                    Lori A. Wolff
                                    George B. Wright

Assistant Vice

Presidents:                   Catherine A. Arendas
                                    Arminda Aviles
                                    Nancy J. Belz
                                    James R. Crea, Jr.
                                    Karol M. Krummie
                                    Lee R. Cunningham, II
                                    James H. Davis, II
                                    Paul S. Drotch
                                    Salvatore A. Esposito
                                    Donna M. Fabiano
                                    Gary E. Falwell
                                    John T. Gentry
                                    Nikola A. Ivanov
                                    Nathan H. Kehm
                                    John C. Kerber
                                    Grant K. McKay
                                    Natalie F. Metz
                                    Thomas Mitchell
                                    Joseph M. Natoli
                                    Trent Nevills
                                    Bob Nolte
                                    Mary Kay Pavuk
                                    John Quartarolo
                                    Rae Ann Rice
                                    Roberto Sanchez-Dahl, Sr.
                                    Sarath Sathkumara
                                    James W. Schaub
                                    John Sidawi
                                    Matthew K. Stapen
                                    Diane R. Startari
                                    Diane Tolby
                                    Timothy G. Trebilcock
                                    Leonarda A. Vila
                                    Steven J. Wagner

Secretary:                    G. Andrew Bonnewell

Treasurer:                    Thomas R. Donahue

Assistant Secretaries:        C. Grant Anderson

                                Karen M. Brownlee

                                 Leslie K. Ross

Assistant Treasurer:          Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  PRINCIPAL UNDERWRITERS:
          ----------------------

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant, acts as principal underwriter for the following open-end investment companies, including the registrant:

     Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.


            (b)

         (1)                                                      (2)      (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Richard B. Fisher             Chairman,                       Vice President
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Arthur L. Cherry              Director,
Federated Investors Tower     Federated Securities Corp.          --
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales       --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Assistant Secretary       --
Federated Investors Tower     and Treasurer,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


                                       (1)                        (2)      (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


                                       (1)                        (2)    (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR              WITH REGISTRANT

Ronald M. Petnuch             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779


Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


                                       (1)                        (2)     (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                                       (1)                        (2)     (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                                       (1)                        (2)     (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,
Federated Investors Tower     Federated Securities Corp.           --
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,
Federated Investors Tower     Federated Securities Corp.           --
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                                       (1)                        (2)     (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR              WITH REGISTRANT

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                                       (1)                        (2)    (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                                       (1)                        (2)     (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


                                       (1)                        (2)   (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy S. Johnson            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Denis McAuley III             Assistant Treasurer,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


            (c)   Not applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

      All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

      Registrant                       Federated Investors Tower
                                       ...1001 Liberty Avenue
                                       ...Pittsburgh, PA  15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

      Federated Shareholder            P.O. Box 8600
      Services Company                 Boston, MA 02266-8600
      ("Transfer Agent and Dividend
      Disbursing Agent")

      Federated Services Company       Federated Investors Tower
      ("Administrator")                1001 Liberty Avenue

                                       Pittsburgh, PA  15222-3779

      Federated Investment             Federated Investors Tower
      Management Company               1001 Liberty Avenue
      ("Adviser")                      Pittsburgh, PA  15222-3779

      State Street Bank and            P.O. Box 8600
      Trust Company                    Boston, MA 02266-8600
      ("Custodian")

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

         Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of May, 2000.

                         MONEY MARKET OBLIGATIONS TRUST

                  ......BY: /s/ Leslie K. Ross
                  ......Leslie K. Ross, Assistant Secretary
                  ......Attorney in Fact for John F. Donahue

                  ......May 19, 2000

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                  TITLE                             DATE
By:/s/ Leslie K. Ross                Attorney In Fact        May 19, 2000
Leslie K. Ross                       For the Persons
ASSISTANT SECRETARY                  Listed Below

      NAME        ......               TITLE

John F. Donahue*                      Chairman and Trustee
                                          (Chief Executive Officer)

J. Christopher Donahue*               President and Trustee

Richard J. Thomas*                    Treasurer(Principal Financial and
                                          Accounting Officer)

William D. Dawson, III*               Chief Investment Officer

Thomas G. Bigley*                     Trustee

John T. Conroy, Jr.*                  Trustee

Nicholas P. Constantakis*             Trustee

John F. Cunningham*                   Trustee

Lawrence D. Ellis, M.D.*              Trustee

Peter E. Madden*                      Trustee

Charles F. Mansfield, Jr.*            Trustee

John E. Murray, Jr., J.D., S.J.D.*    Trustee

Marjorie P. Smuts*                    Trustee

John S. Walsh*                        Trustee

*By Power of Attorney

                                    APPENDIX

Copy of Specimen Certificate for Shares of Beneficial Interest of:


(i) Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(ii) Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A filed on March 16, 1998. File Nos. 33-31259 and 811-5911).

(iii)Automated Cash Management Trust - Institutional Service Shares and Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. File Nos. 33-31602 and 811-5950).

(iv) Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on May 28, 1982. File Nos. 2-77822 and 811-3475).

(v) California Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

(vi) Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989. File Nos. 33-31259 and 811-5911).

(vii)Federated   Master  Trust;   (Response  is  incorporated  by  reference  to
     Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996. File Nos. 2-60111 and 811-2784).

(viii) Federated Short-Term U.S. Government Trust; (Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed October 22, 1987. File Nos. 33-12322 and 811-5035).

(ix) Federated Tax-Free Trust; (Response is incorporated by reference to Initial Registration Statement on Form S-5 filed December 27, 1978. File Nos. 2-63343 and 811-2891).

(x) Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994. File Nos. 33-31259 and 811-5911).

(xi) Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A filed on May 31, 1995. File Nos. 33-31259 and 811-5911).

(xii)Liberty U.S. Government Money Market Trust; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed April 25, 1996. File Nos. 2-65447 and 811-2956).

(xiii)  Liquid  Cash  Trust;   (Response   is   incorporated   by  reference  to
     Pre-Effective Amendment No. 3 on Form N-1A filed December 8, 1980. File Nos. 2-67655 and 811-3057).

(xiv)Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994. File Nos. 33-31259 and 811-5911).

(xv) Massachusetts Municipal Cash Trust - Institutional Service Shares and BayFunds Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xvi)Michigan Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

(xvii) Minnesota Municipal Cash Trust - Institutional Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xviii) New Jersey Municipal Cash Trust - Institutional Shares and Institutional
     Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xix)North  Carolina   Municipal  Cash  Trust;   (Response  is  incorporated  by
     reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xx) Ohio Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

(xxi)Ohio Municipal Cash Trust - Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xxii) Pennsylvania Municipal Cash Trust - Institutional Shares; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed on May 19,1995. File Nos. 33-31259 and 811-5911).

(xxiii)  Pennsylvania  Municipal Cash Trust -  Institutional  Service Shares and
     Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

(xxiv) Tennessee Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A filed on February 29,1996. File Nos. 33-31259 and 811-5911).

(xxv)Treasury Obligations Fund - Institutional Capital Shares; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. File Nos. 33-31602 and 811-5950).

(xxvi) Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March 23, 1989. File Nos. 33-27178 and 811-5772).

(xxvii)  Trust  for  Short-Term  U.S.   Government   Securities;   (Response  is
     incorporated by reference to Post-Effective Amendment No. 53 on Form N-1A filed January 23, 1995. File Nos. 2-54929 and 811-2602).

(xxviii) Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed November 27, 1994. (File Nos. 2-49591 and 811-2430).

(xxix) Virginia Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).